Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000146393 [Member] | Invesco Quality Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146393 [Member] | BlackRock California Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146393 [Member] | Western Asset Managed Municipals Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146393 [Member] | BlackRock MuniYield Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146393 [Member] | Eaton Vance Municipal Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146393 [Member] | BlackRock MuniYield Michigan Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146393 [Member] | BlackRock Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000146393 [Member] | BlackRock Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146393 [Member] | Invesco Municipal Opportunity Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146393 [Member] | Invesco Trust for Investment Grade Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146393 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146393 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000146393 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146393 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146392 [Member] | Invesco Quality Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146392 [Member] | BlackRock California Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146392 [Member] | Western Asset Managed Municipals Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146392 [Member] | BlackRock MuniYield Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146392 [Member] | Eaton Vance Municipal Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146392 [Member] | BlackRock MuniYield Michigan Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146392 [Member] | BlackRock Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000146392 [Member] | BlackRock Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146392 [Member] | Invesco Municipal Opportunity Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146392 [Member] | Invesco Trust for Investment Grade Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146392 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146392 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000146392 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146392 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146391 [Member] | Invesco Quality Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146391 [Member] | BlackRock California Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146391 [Member] | Western Asset Managed Municipals Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146391 [Member] | BlackRock MuniYield Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146391 [Member] | Eaton Vance Municipal Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146391 [Member] | BlackRock MuniYield Michigan Quality Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146391 [Member] | BlackRock Municipal Income Trust II [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000146391 [Member] | BlackRock Municipal Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146391 [Member] | Invesco Municipal Opportunity Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146391 [Member] | Invesco Trust for Investment Grade Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146391 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146391 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000146391 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146391 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164392 [Member] | Flaherty And Crumrine Preferred And Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164392 [Member] | iShares Mortgage Real Estate ETF 0 81 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164392 [Member] | Allspring Utilities and High Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164392 [Member] | Western Asset Global High Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164392 [Member] | Western Asset High Income Fund II Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164392 [Member] | DoubleLine Yield Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164392 [Member] | BlackRock Multi Sector Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164392 [Member] | KKR Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164392 [Member] | Western Asset Mortgage Opportunity Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164392 [Member] | Western Asset Inflation Linked Opportunities And Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164392 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164392 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000164392 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164392 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164392 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164392 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164392 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164392 [Member] | Unit Trust Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164393 [Member] | Flaherty And Crumrine Preferred And Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164393 [Member] | iShares Mortgage Real Estate ETF 0 81 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164393 [Member] | Allspring Utilities and High Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164393 [Member] | Western Asset Global High Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164393 [Member] | Western Asset High Income Fund II Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164393 [Member] | DoubleLine Yield Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164393 [Member] | BlackRock Multi Sector Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164393 [Member] | KKR Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164393 [Member] | Western Asset Mortgage Opportunity Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164393 [Member] | Western Asset Inflation Linked Opportunities And Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164393 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164393 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000164393 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164393 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164393 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164393 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164393 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164393 [Member] | Unit Trust Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164394 [Member] | Flaherty And Crumrine Preferred And Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164394 [Member] | iShares Mortgage Real Estate ETF 0 81 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164394 [Member] | Allspring Utilities and High Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164394 [Member] | Western Asset Global High Income Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164394 [Member] | Western Asset High Income Fund II Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164394 [Member] | DoubleLine Yield Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164394 [Member] | BlackRock Multi Sector Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164394 [Member] | KKR Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164394 [Member] | Western Asset Mortgage Opportunity Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164394 [Member] | Western Asset Inflation Linked Opportunities And Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164394 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164394 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000164394 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164394 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164394 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164394 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164394 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164394 [Member] | Unit Trust Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%